SHORT-TERM DEBT (Details)	Dec. 01, 2016 USD ($)	Dec. 31, 2016 USD ($) line_of_credit	Dec. 31, 2015 USD ($)
Revolving Credit Facility | Alliance Bernstein
Short-term Debt, Unclassified [Abstract]
Maximum borrowing capacity	$ 200,000,000
Debt Instrument, Term	364 days
Line of credit facility, amount outstanding	$ 0
Revolving Credit Facility | Commercial Banks and Other Lenders | Alliance Bernstein
Short-term Debt, Unclassified [Abstract]
Maximum borrowing capacity		$ 1,000,000,000
Line of credit facility, amount outstanding		0	$ 0
Incremental amount in principal allowed (up to)		250,000,000
Revolving Credit Facility | Commercial Paper | Alliance Bernstein
Short-term Debt, Unclassified [Abstract]
Maximum borrowing capacity		$ 1,000,000,000
Line of Credit | Financial Institutions | Alliance Bernstein
Short-term Debt, Unclassified [Abstract]
Number of uncommitted lines of credit | line_of_credit		4
Line of Credit | Financial Institutions | SCB LLC
Short-term Debt, Unclassified [Abstract]
Line of credit facility, amount outstanding		$ 0	0
Number of uncommitted lines of credit | line_of_credit		4
Incremental amount in principal allowed (up to)		$ 225,000,000
Number of lines of credit with aggregate borrowing capacity | line_of_credit		3
Number of lines of credit with no stated credit limit | line_of_credit		1
Commercial Paper
Debt, Short-term, Combined Amount [Abstract]
Total short-term debt		$ 513,000,000	$ 584,000,000
Debt Instrument, Interest Rate, Stated Percentage		0.90%	0.50%